Debt - Future minimum repayments (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Debt
2022	$ 11,876
2023	30,834
2024	110,469
2025	3,600
Total long-term debt	$ 156,779	$ 146,972